Market related exposure, Commercial Paper Program and Credit Facility (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit facility [Abstract]
Borrowings	€ 989.1	€ 646.7
Revolving Credit Facility [Member]
Credit facility [Abstract]
Credit facility, term	3 years
Credit facility, maximum amount	€ 750.0
Unused capacity	670.0
Debt [Member]
Credit facility [Abstract]
Borrowings	4.8	9.4
Debt [Member] | Revolving Credit Facility [Member]
Credit facility [Abstract]
Borrowings	0.0
Commercial Paper [Member]
Credit facility [Abstract]
Credit facility, maximum amount	750.0
Borrowings	80.0	€ 393.0
Commercial Paper [Member] | Revolving Credit Facility [Member]
Credit facility [Abstract]
Borrowings	€ 80.0